Insurance Contract Liabilities and Reinsurance Assets - Summary of Potential Impact on Net Income Attributed to Shareholders Arising From Changes to Non-economic Assumptions For Long-Term Care (Detail) - Long term care [member]
$ in Millions
Dec. 31, 2018 CAD ($)
2% Adverse change in future mortality rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in net income attributed to shareholders	$ (200)
5% adverse change in future morbidity incidence rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in net income attributed to shareholders	(1,700)
5% adverse change in future morbidity claims termination rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in net income attributed to shareholders	(2,800)
10% adverse change in future policy termination rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in net income attributed to shareholders	(400)
5% increase in future expense levels [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in net income attributed to shareholders	$ (100)